SHAREHOLDERS EQUITY (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands										6 Months Ended		12 Months Ended
	Aug. 12, 2024 USD ($)	Apr. 02, 2024 USD ($) $ / shares shares	Jan. 04, 2024 USD ($) $ / shares shares	Jun. 20, 2023 USD ($) $ / shares shares	Jun. 20, 2023 CAD ($)	Jun. 15, 2023 USD ($) $ / shares shares	Jun. 15, 2023 CAD ($)	Mar. 20, 2023 USD ($) $ / shares shares	Mar. 20, 2023 CAD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 shares	Jan. 04, 2024 CAD ($) $ / shares shares	Jun. 20, 2023 $ / shares shares	Jun. 15, 2023 $ / shares shares	Mar. 20, 2023 $ / shares shares	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Shares issued		9,480,500	2,806,302								65,000		2,806,302
Number of warrants exercised											65,000
Proceeds from exercise warrants | $			$ 3,227								$ 99
Gross proceeds for units | $	$ 2,395
Warrants issued										12,593,240		10,965,585					7,056,972
Warrant exercise price per share | (per share)			$ 1.15										$ 1.36
Proceeds from common shares | $		$ 3,300
Price per share | $ / shares		$ 0.35
Number of shares issued										3,374,134		3,543,718					1,883,343
Number of options exercised
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										811,670
Number of options exercised										811,670
Investors [member]
IfrsStatementLineItems [Line Items]
Proceeds from common shares | $		$ 2,400
Price per share | $ / shares		$ 0.35
Investors [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued		4,147,326
Investors [member] | Pre Funded Warrants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares issued		2,697,168
Non us residents [member]
IfrsStatementLineItems [Line Items]
Shares issued		734,440
Directors and officers [member]
IfrsStatementLineItems [Line Items]
Proceeds from common shares | $		$ 525
Registered direct offerings [member]
IfrsStatementLineItems [Line Items]
Finder fee			$ 258										$ 348
Non registered warrants share issued			224,504										224,504
Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued			1,403,151										1,403,151
Warrant exercise price per share | (per share)			$ 1.50										$ 2.05
Pre Funded Warrants [Member] | Investors [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price per share | $ / shares		$ 0.001
Price per share | $ / shares		$ 0.3499
March 2023 private placements [member]
IfrsStatementLineItems [Line Items]
Shares issued								891,778								891,778
Gross proceeds for units | $								$ 2,604
Number of units issued								1,783,561								1,783,561
Price of unit issued | (per share)								$ 1.46								$ 1.95
Warrants issued								142,685								142,685
Exercise price | (per share)								$ 1.75								$ 2.35
Finders fees								$ 208	$ 290
December two thousand twenty three private placements [member]
IfrsStatementLineItems [Line Items]
Warrants issued								891,778								891,778
June two thousand twenty three private placements [member]
IfrsStatementLineItems [Line Items]
Shares issued				1,909,134		1,909,134								1,909,134	1,909,134
Gross proceeds for units | $				$ 6,873		$ 6,873
Number of units issued				3,818,275		3,818,275								3,818,275	3,818,275
Price of unit issued | (per share)				$ 1.80		$ 1.80								$ 2.41	$ 2.41
Warrants issued				305,462		305,462								305,462	305,462
Exercise price | (per share)				$ 2.20		$ 2.20								$ 2.93	$ 2.93
Finders fees				$ 550	$ 733	$ 550	$ 733
December 2020 private placement [member]
IfrsStatementLineItems [Line Items]
Warrants issued				1,909,134		1,909,134								1,909,134	1,909,134
RSU's [member]
IfrsStatementLineItems [Line Items]
Shares issued											30,000
Number of warrants exercised											30,000